                      MERRILL LYNCH LIFE INSURANCE COMPANY

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                       SUPPLEMENT DATED NOVEMBER 24, 2003
                                     TO THE
                                PROSPECTUSES FOR
                        INVESTOR LIFE (DATED MAY 1, 2001)
                     INVESTOR LIFE PLUS (DATED MAY 1, 2001)
                      ESTATE INVESTOR I (DATED MAY 1, 2001)
                     ESTATE INVESTOR II (DATED MAY 1, 2001)

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                       SUPPLEMENT DATED NOVEMBER 24, 2003
                                     TO THE
                                PROSPECTUSES FOR
                        PRIME PLAN I (DATED MAY 1, 1993)
                        PRIME PLAN II (DATED MAY 1, 1993)
                       PRIME PLAN III (DATED MAY 1, 1993)
                        PRIME PLAN IV (DATED MAY 1, 1998)
                        PRIME PLAN V (DATED MAY 1, 2003)
                      PRIME PLAN VI (DATED JANUARY 2, 1991)
                       PRIME PLAN 7 (DATED APRIL 30, 1991)
                   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                      DIRECTED LIFE (DATED JANUARY 2, 1991)
                     DIRECTED LIFE 2 (DATED APRIL 30, 1991)


                      ML LIFE INSURANCE COMPANY OF NEW YORK

                  ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
                       SUPPLEMENT DATED NOVEMBER 24, 2003
                                     TO THE
                                PROSPECTUSES FOR
                      PRIME PLAN I (DATED APRIL 30, 1991)
                      PRIME PLAN II (DATED APRIL 30, 1991)
                     PRIME PLAN III (DATED APRIL 30, 1991)
                      PRIME PLAN IV (DATED APRIL 30, 1991)
                      PRIME PLAN V (DATED JANUARY 2, 1991)
                      PRIME PLAN VI (DATED APRIL 30, 1991)
                      PRIME PLAN 7 (DATED APRIL 30, 1991)
                   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                      DIRECTED LIFE (DATED APRIL 30, 1991)
                     DIRECTED LIFE 2 (DATED APRIL 30, 1991)

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                       SUPPLEMENT DATED NOVEMBER 24, 2003
                                     TO THE
                                PROSPECTUSES FOR
                        INVESTOR LIFE (DATED MAY 1, 2001)
                     INVESTOR LIFE PLUS (DATED MAY 1, 2001)


This supplement describes changes to the Funds available under the variable life insurance policies (collectively, the "Policies") listed above issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY"). Please retain this supplement with your Policy prospectus for future reference.

                                  FUND MERGERS

Effective following the close of business on November 21, 2003, the following Funds were merged:

     - The Mercury International Value V.I. Fund of the Mercury Variable Trust was merged into the Merrill Lynch International Value V.I. Fund of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

     - The Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc. was merged into the Merrill Lynch Large Cap Growth V.I. Fund of the Variable Series Funds.

     - The Merrill Lynch Developing Capital Markets V.I. Fund(1) of the Variable Series Funds was merged into the Merrill Lynch Global Allocation V.I. Fund(2) of the Variable Series Funds.

     - The Merrill Lynch Natural Resources Portfolio of the Merrill Lynch Series Fund, Inc. was merged into the Merrill Lynch Global Allocation Strategy Portfolio of the Merrill Lynch Series Fund, Inc.

-----------------------
(1) The investment division investing in this Fund was previously closed to allocations of premiums and investment base.

(2) The Merrill Lynch Global Allocation V.I. Fund was added as an investment division under the Policies solely for purposes of the merger. This investment division is closed to allocations of premiums and investment base.

Any investment base you had in the investment division corresponding to the Mercury International Value V.I. Fund, the Merrill Lynch Large Cap Growth V.I. Fund, the Merrill Lynch Developing Capital Markets V.I. Fund, or the Merrill Lynch Natural Resources Portfolio was automatically invested in Class I shares of the Merrill Lynch International Value V.I. Fund, the Merrill Lynch Large Cap Growth V.I. Fund, and the Merrill Lynch Global Allocation V.I. Fund, and in shares of the Merrill Lynch Global Allocation Strategy Portfolio, respectively, after the mergers. As a result of these mergers, the Merrill Lynch International Value V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund became available for the allocation of premiums and investment base under your Policy on November 24, 2003.

The following discussion sets out brief information about the new Funds that are available under your Policy. These Funds are described in more detail in their current prospectuses. These prospectuses describe the investment policies, risks, fees and expenses, and all other aspects of operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. Additional copies of any Fund's prospectus and statement of additional information, which include detailed information, can be obtained directly without charge by calling the Service Center at (800) 354-5333 (for MLLIC Policies), or (800) 831-8172 (for MLLICNY Policies), or by writing the Service Center at P.O. Box 441395, Jacksonville, FL 32231-4139.


                         ADVISORY FEES AND FUND EXPENSES

The Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2002, as a percentage of each Fund's average net assets. (Expenses for the Merrill Lynch International Value V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund are estimated for the current fiscal year.)

                                             MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                                                          (CLASS I SHARES)
                                      ---------------------------------------------------------
                                       MERRILL LYNCH        MERRILL LYNCH         MERRILL LYNCH
                                       INTERNATIONAL          LARGE CAP              GLOBAL
ANNUAL EXPENSES                        VALUE V.I.(3)        GROWTH V.I.(3)        ALLOCATION V.I.
                                       -------------       ---------------       ----------------

Investment Advisory Fees............       .75%                  .65%               0.65%
Other Expenses......................       .11%                  .17%               0.09%
                                           ----                  ----               -----
Total Annual Operating Expenses.....       .86%                  .82%               0.74%
Expense Reimbursements..............        --                    --                  --
                                           ----                  ----               -----
Net Expenses...........................    .86%                  .82%               0.74%


                      INVESTMENT OBJECTIVES AND STRATEGIES

Below we list the investment objectives and strategies for the new Funds. There is no guarantee that any Fund will be able to meet its investment objective.




----------------------

(3) The Fund is a newly created series of the Variable Series Funds and, therefore, has no operating history.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of certain of its separate investment mutual fund portfolios under your Contract.

Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Variable Series Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $439.6 billion in investment company and other portfolio assets under management as of February, 2003. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND. The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. In investing the Fund's assets, the investment adviser follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND. This Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. that Fund management believes have good prospects for earnings growth.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America.

                                      * * *

If you have any questions about the mergers, please contact your financial advisor, or call or write the Service Center.